Commitments and Contingencies (Details) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 13, 2021	Nov. 14, 2019	Jul. 15, 2019	Aug. 29, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Lease term, description					The Company leases certain of its properties under leases that expire on various dates through 2023. Some of these agreements include escalation clauses and provide for renewal options ranging from one to five years. Leases with an initial term of 12 months or less and immaterial leases are not recorded on the balance sheet (refer to Note 14, Leases, for amounts expensed during the three and nine months ended September 30, 2021 and 2020).
Commitments, description	(the “Seller”) entered into a Stock Purchase Agreement (the “Agreement”) whereby the Seller agreed to sell SVC to Spectrum, in exchange for $2,500,000 in cash and up to $6,500,000 (less up to $2,000,000 in assumed liabilities) of a newly established series of convertible preferred stock of Spectrum.
Purchase agreement, description	The closing of the transaction contemplated by the Agreement is subject to certain closing conditions, as set forth in the Agreement.
Cash receivable					$ 912,692
Spectrum Global Solutions, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term, description						The Company leases certain of its properties under leases that expire on various dates through 2023. Some of these agreements include escalation clauses and provide for renewal options ranging from one to five years. Leases with an initial term of 12 months or less and immaterial leases are not recorded on the balance sheet (refer to Note 14, Leases, for amounts expensed during the year ended December 31, 2020 and 2019).
Purchase agreement, description			The share purchase agreement also contained certain termination rights for both the Company and WaveTech GmbH, including that the Company or WaveTech GmbH could have terminated the share purchase agreement if WaveTech GmbH had not obtained executed assignment agreements from its shareholders holding an aggregate of (i) fifty one percent (51%) of the issued and outstanding shares of WaveTech GmbH by the date that was ninety (90) days following the date of the share purchase agreement and (ii) ninety percent (90%) of the issued and outstanding shares of WaveTech GmbH by March 31, 2020.
Cash receivable			$ 3,000,000
Purchase of common stock			$ 8,507,557
Acquiring percentage		60.00%
Exchange loss							$ 10,022
Additional in cash						$ 319,972
Shareholder aggregate issued and outstanding percentage						30.00%
Description of equity purchase agreement				the equity purchase agreement, the Company shall have the discretion to deliver put notices to Oasis Capital and Oasis Capital will be obligated to purchase shares of the Company’s common stock, par value $0.00001 per share based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to Oasis Capital in each put notice shall not exceed the lesser of $250,000 or two hundred percent (200%) of the average daily trading volume of the Company’s common stock during the ten (10) trading days preceding the put. Pursuant to the equity purchase agreement, Oasis Capital and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s common stock to Oasis Capital that would result in Oasis Capital’s beneficial ownership of the Company’s outstanding common stock exceeding 9.99%. The price of each put share shall be equal to eighty five percent (85%) of the market price (as defined in the equity purchase agreement). Puts may be delivered by the Company to Oasis Capital until the earlier of (i) the date on which Oasis Capital has purchased an aggregate of $2,500,000 worth of common stock under the terms of the equity purchase agreement, (ii) August 29, 2022, or (iii) written notice of termination delivered by the Company to Oasis Capital, subject to certain equity conditions set forth in the equity purchase agreement.
Spectrum Global Solutions, Inc. [Member] | WaveTech GmbH [Member]
Commitments and Contingencies (Details) [Line Items]
Cash received							$ 2,989,978
Shareholder aggregate issued and outstanding percentage						90.00%
Spectrum Global Solutions, Inc. [Member] | Oasis Capital Agreed [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of common stock				$ 2,500,000